Contract Balances (Details) - Schedule of Accounts Receivable, Net - CNY (¥) ¥ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Contract Balances (Details) - Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable		¥ 98,195	¥ 87,256
Less: allowance for credit loss		(15,993)	(9)
Accounts receivable, net		82,202	87,247
Accounts receivable derived from governments cooperative arrangements [Member]
Contract Balances (Details) - Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable	[1]	75,281	73,106
Accounts receivable from other customers [Member]
Contract Balances (Details) - Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable	[2]	¥ 22,914	¥ 14,150

[1]	Accounts receivable derived from government cooperative arrangements were recorded when the educational services have been provided to publicly-sponsored students and the receivables are due in accordance with the payment schedule in the relevant agreements with the governments.
[2]	When rendering education and management services and other services, the Group generally bills its customers in the period when the Group’s right to consideration is unconditional and transfer control over services in accordance with the contract terms.